UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530
Name of Registrant: Vanguard Explorer Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.0%)[1]
Consumer Discretionary (16.1%)
*	IMAX Corp.	3,062,992	102,090
*	Urban Outfitters Inc.	2,485,860	86,657
*	Ulta Salon Cosmetics & Fragrance Inc.	447,120	58,993
*	LKQ Corp.	2,259,854	58,327
*	Life Time Fitness Inc.	1,046,000	57,185
*	Tumi Holdings Inc.	2,324,189	52,689
	Churchill Downs Inc.	536,148	50,929
	Tractor Supply Co.	620,415	50,359
	Cheesecake Factory Inc.	923,673	48,502
	Texas Roadhouse Inc. Class A	1,385,546	46,541
	Wolverine World Wide Inc.	1,635,828	46,049
*	Five Below Inc.	1,227,872	40,913
	Hanesbrands Inc.	361,477	40,261
*	CarMax Inc.	630,410	39,148
*	Buffalo Wild Wings Inc.	216,215	38,555
*	Live Nation Entertainment Inc.	1,519,665	36,122
	Lennar Corp. Class A	793,955	35,657
	New York Times Co. Class A	2,744,966	34,559
	PulteGroup Inc.	1,595,100	32,843
	Service Corp. International	1,418,665	32,104
*	Crocs Inc.	3,015,851	31,968
	Brunswick Corp.	588,660	31,952
*	Standard Pacific Corp.	4,476,220	31,423
*	Jarden Corp.	636,327	30,556
	DSW Inc. Class A	809,646	28,791
*,^ DreamWorks Animation SKG Inc. Class A		1,409,130	26,308
*	Grand Canyon Education Inc.	582,001	25,503
*	G-III Apparel Group Ltd.	254,290	24,717
	National CineMedia Inc.	1,666,304	23,995
*	Cabela's Inc.	414,075	22,753
	HSN Inc.	291,821	22,599
	Papa John's International Inc.	351,567	22,310
*	Dorman Products Inc.	485,090	22,183
*	Burlington Stores Inc.	387,118	19,313
	Sotheby's	382,374	16,270
*	Vitamin Shoppe Inc.	373,500	15,788
*	Gentherm Inc.	394,495	14,510
	Ryland Group Inc.	360,369	14,469
	Ross Stores Inc.	156,400	14,343
	Sonic Corp.	470,880	14,254
	Carter's Inc.	172,580	14,064
*	Francesca's Holdings Corp.	870,300	13,803
*	Hibbett Sports Inc.	282,197	13,275
*	Steven Madden Ltd.	378,292	12,991
*	Sally Beauty Holdings Inc.	401,977	12,493
*	Universal Electronics Inc.	191,549	12,209
*	Krispy Kreme Doughnuts Inc.	625,817	12,185
*	Michaels Cos. Inc.	453,295	11,695
*	Under Armour Inc. Class A	157,372	11,343

*	Red Robin Gourmet Burgers Inc.	134,055	10,389
*	MarineMax Inc.	401,499	10,242
	Vail Resorts Inc.	115,812	10,164
*,^ iRobot Corp.		316,093	9,973
	Columbia Sportswear Co.	232,896	9,898
	Dick's Sporting Goods Inc.	190,975	9,864
	Brinker International Inc.	163,304	9,542
	Callaway Golf Co.	1,167,673	9,528
*	Ascena Retail Group Inc.	818,400	9,461
	Dunkin' Brands Group Inc.	198,341	9,384
*,^ Noodles & Co. Class A		365,100	9,383
*	BJ's Restaurants Inc.	210,410	9,319
*	Netflix Inc.	20,600	9,101
	Capella Education Co.	132,402	9,002
*	Deckers Outdoor Corp.	133,750	8,834
*	Vince Holding Corp.	375,000	8,794
*	Chipotle Mexican Grill Inc. Class A	12,300	8,731
*	ServiceMaster Global Holdings Inc.	308,538	8,719
	Six Flags Entertainment Corp.	201,212	8,644
*	Bloomin' Brands Inc.	336,025	8,305
*	Chuy's Holdings Inc.	378,767	8,094
*	La Quinta Holdings Inc.	397,963	8,091
	Williams-Sonoma Inc.	101,893	7,973
	Monro Muffler Brake Inc.	131,517	7,515
*	Fiesta Restaurant Group Inc.	122,230	7,220
*	Skechers U.S.A. Inc. Class A	114,950	6,937
	Cinemark Holdings Inc.	177,060	6,581
	Abercrombie & Fitch Co.	256,400	6,543
	Harman International Industries Inc.	48,800	6,326
*	Rentrak Corp.	64,250	4,943
	Domino's Pizza Inc.	43,342	4,293
*	NVR Inc.	3,200	4,014
*,^ Habit Restaurants Inc. Class A		115,725	3,819
	Jack in the Box Inc.	44,700	3,790
*	Tesla Motors Inc.	17,939	3,652
	Cablevision Systems Corp. Class A	190,300	3,600
*	Murphy USA Inc.	46,400	3,239
	Aramark	100,600	3,151
	Big Lots Inc.	66,000	3,030
*	Starz	102,100	3,014
*	Barnes & Noble Inc.	119,400	2,805
	Nutrisystem Inc.	157,300	2,803
*	Strayer Education Inc.	40,600	2,720
	Foot Locker Inc.	51,100	2,720
*	Asbury Automotive Group Inc.	36,100	2,679
*	Tower International Inc.	109,700	2,597
	La-Z-Boy Inc.	97,000	2,589
	Dana Holding Corp.	119,100	2,486
*	SodaStream International Ltd.	127,000	2,294
*	Boyd Gaming Corp.	170,300	2,224
*	Outerwall Inc.	35,621	2,211
	Cato Corp. Class A	51,500	2,184
*	Liberty Ventures Class A	58,000	2,166
	Dillard's Inc. Class A	17,200	1,954
^	Buckle Inc.	37,600	1,910
*,^ zulily Inc. Class A		97,215	1,798
	Brown Shoe Co. Inc.	62,900	1,786

*	Jamba Inc.	107,000	1,758
*	Performance Sports Group Ltd.	95,000	1,758
*	Skullcandy Inc.	169,666	1,700
*	Popeyes Louisiana Kitchen Inc.	22,840	1,311
*	Diamond Resorts International Inc.	45,100	1,280
	Tupperware Brands Corp.	17,500	1,183
*	Build-A-Bear Workshop Inc.	54,200	1,118
*	Visteon Corp.	10,600	1,028
*	Orbitz Worldwide Inc.	104,800	967
*	Tenneco Inc.	17,677	909
*	Zoe's Kitchen Inc.	28,700	888
	Lithia Motors Inc. Class A	9,946	842
*	Shake Shack Inc. Class A	11,100	510
	Polaris Industries Inc.	3,500	506
*,^ Wayfair Inc.		21,608	423
*	Martha Stewart Living Omnimedia Inc. Class A	65,300	303
*	Malibu Boats Inc. Class A	9,300	203
			1,906,261
Consumer Staples (2.3%)
*	TreeHouse Foods Inc.	1,031,295	93,538
*	United Natural Foods Inc.	713,494	55,139
	Ingredion Inc.	406,125	32,750
	Greencore Group plc	4,249,599	19,709
	PriceSmart Inc.	136,040	11,125
*	Monster Beverage Corp.	90,200	10,549
	Sanderson Farms Inc.	110,486	8,835
*	Boulder Brands Inc.	741,916	7,441
*	Fresh Market Inc.	163,100	6,216
*	Natural Grocers by Vitamin Cottage Inc.	183,700	5,658
*	Rite Aid Corp.	487,400	3,402
*	Sprouts Farmers Market Inc.	90,400	3,292
	Avon Products Inc.	325,400	2,519
	Pilgrim's Pride Corp.	83,786	2,275
	Cal-Maine Foods Inc.	64,000	2,243
	Keurig Green Mountain Inc.	18,000	2,206
*	Harbinger Group Inc.	93,700	1,170
*	SUPERVALU Inc.	69,000	672
*	Seaboard Corp.	98	375
			269,114
Energy (3.5%)
	Energen Corp.	591,960	37,542
*	RSP Permian Inc.	1,212,570	32,497
*	Whiting Petroleum Corp.	938,479	28,173
	Patterson-UTI Energy Inc.	1,579,970	27,112
^	Core Laboratories NV	259,072	24,029
*	Bonanza Creek Energy Inc.	917,680	23,933
	Cabot Oil & Gas Corp.	853,775	22,625
	Superior Energy Services Inc.	995,525	19,911
*	Gulfport Energy Corp.	511,776	19,698
	Western Refining Inc.	454,080	16,860
*	Matador Resources Co.	778,450	16,783
*	Carrizo Oil & Gas Inc.	329,980	14,882
	Alon USA Energy Inc.	1,133,892	13,697
*	Paramount Resources Ltd. Class A	540,500	12,127
*	RigNet Inc.	312,446	10,692
	Atwood Oceanics Inc.	355,565	10,162

*	Diamondback Energy Inc.	120,960	8,345
*	Southwestern Energy Co.	333,605	8,270
	Oceaneering International Inc.	151,100	7,912
	RPC Inc.	541,950	6,758
*	Rice Energy Inc.	366,000	6,251
	US Silica Holdings Inc.	244,172	6,153
*	Dril-Quip Inc.	72,743	5,400
*	Key Energy Services Inc.	3,168,890	5,324
	Range Resources Corp.	98,900	4,576
*	Forum Energy Technologies Inc.	258,200	3,989
	Scorpio Tankers Inc.	487,873	3,840
	Nabors Industries Ltd.	252,400	2,905
*	REX American Resources Corp.	45,667	2,535
*	Kosmos Energy Ltd.	276,300	2,423
*	Pacific Ethanol Inc.	242,600	2,084
	Green Plains Inc.	84,500	1,978
	SM Energy Co.	49,800	1,884
*	Basic Energy Services Inc.	245,000	1,441
*	CHC Group Ltd.	539,134	1,024
*	Clayton Williams Energy Inc.	13,800	772
*	FMSA Holdings Inc.	50,100	260
			414,847
Financials (8.4%)
	NASDAQ OMX Group Inc.	1,707,417	77,858
*	Affiliated Managers Group Inc.	334,311	68,708
	WisdomTree Investments Inc.	2,381,673	41,489
	PacWest Bancorp	966,063	41,304
	Assured Guaranty Ltd.	1,564,750	38,211
	Redwood Trust Inc.	1,834,930	36,570
	International Bancshares Corp.	1,599,347	36,001
*	Paramount Group Inc.	1,853,983	35,875
	Pebblebrook Hotel Trust	771,619	35,834
	Zions Bancorporation	1,442,580	34,564
	Synovus Financial Corp.	1,209,863	31,178
	First Industrial Realty Trust Inc.	1,411,225	30,666
	Financial Engines Inc.	847,762	30,435
	Primerica Inc.	600,190	29,793
	MSCI Inc. Class A	527,720	28,402
*	MGIC Investment Corp.	3,219,653	27,431
	Solar Capital Ltd.	1,433,800	26,497
	HFF Inc. Class A	753,215	25,587
	MFA Financial Inc.	2,584,725	20,264
	Och-Ziff Capital Management Group LLC Class A	1,812,630	20,102
	Radian Group Inc.	1,227,511	19,346
	STAG Industrial Inc.	720,900	18,888
*	Signature Bank	156,180	18,293
	LPL Financial Holdings Inc.	360,765	14,845
*,2 eHealth Inc.		1,380,405	14,135
	Cohen & Steers Inc.	332,381	13,987
*	SVB Financial Group	111,500	12,588
*	Encore Capital Group Inc.	299,621	11,152
*	First BanCorp	1,865,430	10,241
*	PRA Group Inc.	199,300	9,869
*	Texas Capital Bancshares Inc.	225,855	9,226
	MarketAxess Holdings Inc.	120,995	9,192
	Lexington Realty Trust	762,755	8,703
*	First NBC Bank Holding Co.	277,697	8,598

* Opus Bank	311,465	8,129
Cardinal Financial Corp.	450,444	8,022
Evercore Partners Inc. Class A	163,805	7,841
* Hilltop Holdings Inc.	427,300	7,756
Bank of the Ozarks Inc.	225,861	7,325
East West Bancorp Inc.	199,417	7,215
First Horizon National Corp.	320,605	4,165
American Equity Investment Life Holding Co.	159,278	4,063
Lazard Ltd. Class A	83,100	3,806
* Cowen Group Inc. Class A	878,643	3,655
* Credit Acceptance Corp.	20,717	3,266
Universal Insurance Holdings Inc.	130,920	3,041
* Iron Mountain Inc.	72,200	2,876
Waddell & Reed Financial Inc. Class A	62,100	2,777
Nelnet Inc. Class A	49,676	2,173
* Strategic Hotels & Resorts Inc.	158,500	2,127
* World Acceptance Corp.	28,076	2,062
Omega Healthcare Investors Inc.	44,000	1,930
Reinsurance Group of America Inc. Class A	22,600	1,872
Extra Space Storage Inc.	28,000	1,848
Apartment Investment & Management Co.	45,400	1,810
AmTrust Financial Services Inc.	34,700	1,757
DuPont Fabros Technology Inc.	46,600	1,736
Ryman Hospitality Properties Inc.	30,700	1,685
* InfraREIT Inc.	62,500	1,663
Columbia Property Trust Inc.	57,800	1,414
* Howard Hughes Corp.	8,500	1,110
CBOE Holdings Inc.	16,800	1,083
Geo Group Inc.	21,800	949
Sovran Self Storage Inc.	9,600	910
Investar Holding Corp.	40,168	562
Rayonier Inc.	18,000	528
* Outfront Media Inc.	14,900	422
Federal Realty Investment Trust	2,400	345
Montpelier Re Holdings Ltd.	9,200	323
* Western Alliance Bancorp	11,200	288
QTS Realty Trust Inc. Class A	7,400	281
Universal Health Realty Income Trust	5,000	269
* Square 1 Financial Inc. Class A	6,900	161
		999,077
Health Care (17.9%)
* Akorn Inc.	2,385,140	101,559
West Pharmaceutical Services Inc.	1,825,145	89,998
* Alkermes plc	1,008,972	72,898
* Globus Medical Inc.	2,971,108	70,059
Cooper Cos. Inc.	422,699	66,638
* Cepheid	1,069,950	60,463
* Salix Pharmaceuticals Ltd.	408,270	54,982
* Mallinckrodt plc	466,893	49,486
* athenahealth Inc.	347,290	48,520
* ABIOMED Inc.	917,024	47,447
^ ResMed Inc.	742,189	46,365
* Charles River Laboratories International Inc.	666,520	46,223
* Hospira Inc.	671,190	42,574
Kindred Healthcare Inc.	2,293,199	42,332
* WellCare Health Plans Inc.	549,680	40,044
* Quidel Corp.	1,680,024	39,548

*	Molina Healthcare Inc.	772,035	39,304
*	ICON plc	662,027	37,338
*	Mettler-Toledo International Inc.	122,059	37,100
*	Alnylam Pharmaceuticals Inc.	382,033	35,846
*	Catamaran Corp.	714,808	35,676
	Universal Health Services Inc. Class B	337,860	34,641
*	TESARO Inc.	815,928	32,825
*	Bruker Corp.	1,606,950	30,307
*	Team Health Holdings Inc.	586,090	30,301
*	Acadia Healthcare Co. Inc.	512,788	29,614
*	Nektar Therapeutics	1,977,908	28,957
*	Insulet Corp.	982,285	28,869
*	Jazz Pharmaceuticals plc	166,754	28,238
*	LifePoint Hospitals Inc.	427,910	27,917
*	Allscripts Healthcare Solutions Inc.	2,269,960	27,035
*	Actavis plc	100,140	26,691
*	NuVasive Inc.	518,850	24,033
*	Bio-Rad Laboratories Inc. Class A	209,240	23,952
*	PharMerica Corp.	1,023,682	23,555
*	Medivation Inc.	209,990	22,851
*	Illumina Inc.	112,300	21,920
*	Vertex Pharmaceuticals Inc.	194,100	21,378
*	IDEXX Laboratories Inc.	123,800	19,612
*	Brookdale Senior Living Inc.	580,120	19,579
*	QIAGEN NV	827,000	18,963
*	PTC Therapeutics Inc.	327,624	17,990
*	Align Technology Inc.	328,994	17,453
*	Medidata Solutions Inc.	367,119	15,782
*	Spectranetics Corp.	471,969	15,438
*	Hologic Inc.	491,600	14,927
*	Neogen Corp.	319,650	14,736
*	Cardiovascular Systems Inc.	402,000	13,704
*	Cerner Corp.	206,000	13,668
*	CareFusion Corp.	228,675	13,560
*,^ AMAG Pharmaceuticals Inc.		306,438	13,541
*	Anacor Pharmaceuticals Inc.	354,324	13,323
*	Luminex Corp.	743,030	13,114
*	Envision Healthcare Holdings Inc.	377,012	12,962
*	Prestige Brands Holdings Inc.	373,793	12,806
*	LDR Holding Corp.	371,925	12,448
*	HMS Holdings Corp.	598,655	11,844
*	Pacira Pharmaceuticals Inc.	108,829	11,683
*	NxStage Medical Inc.	540,105	9,662
*	Cyberonics Inc.	172,370	9,579
*	Alexion Pharmaceuticals Inc.	49,466	9,064
*	IPC Healthcare Inc.	222,370	8,975
*,^ Exact Sciences Corp.		322,451	8,774
*	AMN Healthcare Services Inc.	457,923	8,618
*	Tetraphase Pharmaceuticals Inc.	235,000	8,545
*	Masimo Corp.	317,680	8,107
*	Acceleron Pharma Inc.	200,622	7,919
*	Zeltiq Aesthetics Inc.	241,490	7,778
*	INC Research Holdings Inc. Class A	321,889	7,500
*	Ligand Pharmaceuticals Inc.	131,600	7,491
*	Isis Pharmaceuticals Inc.	109,325	7,490
*	Endologix Inc.	433,871	6,044
*	HealthEquity Inc.	282,325	5,864

*	Tornier NV	239,443	5,787
*	Incyte Corp.	67,640	5,392
*	Aerie Pharmaceuticals Inc.	175,025	4,894
*,^ Sarepta Therapeutics Inc.		403,660	4,844
*	Puma Biotechnology Inc.	22,475	4,744
*	United Therapeutics Corp.	32,900	4,643
*	Centene Corp.	42,200	4,607
*	Omnicell Inc.	140,308	4,466
*	Cambrex Corp.	193,043	4,330
	CONMED Corp.	89,490	4,263
*	PAREXEL International Corp.	60,800	3,706
*	Neurocrine Biosciences Inc.	99,180	3,338
*	Natus Medical Inc.	86,700	3,260
*	Quintiles Transnational Holdings Inc.	53,600	3,243
*	NPS Pharmaceuticals Inc.	67,845	3,111
*	Depomed Inc.	165,700	3,027
*	Synageva BioPharma Corp.	26,035	3,000
*,^ Sequenom Inc.		796,400	2,931
*	Infinity Pharmaceuticals Inc.	187,800	2,900
*	Lannett Co. Inc.	57,700	2,737
*	DexCom Inc.	45,206	2,702
*	Chimerix Inc.	67,213	2,696
*	Clovis Oncology Inc.	41,033	2,675
*	Affymetrix Inc.	235,100	2,596
*	Seattle Genetics Inc.	82,500	2,571
	PDL BioPharma Inc.	309,500	2,256
*	Revance Therapeutics Inc.	137,041	2,206
*,^ Merrimack Pharmaceuticals Inc.		232,100	2,189
*	Novadaq Technologies Inc.	152,543	2,171
*	Premier Inc. Class A	61,600	2,002
*	MedAssets Inc.	102,900	1,905
*,^ Juno Therapeutics Inc.		38,529	1,647
*	Anika Therapeutics Inc.	39,400	1,544
*	Ironwood Pharmaceuticals Inc. Class A	88,900	1,385
*	Covance Inc.	12,700	1,349
*	Sagent Pharmaceuticals Inc.	46,300	1,189
*	VWR Corp.	48,700	1,177
*	PRA Health Sciences Inc.	39,500	1,032
*	Alliance HealthCare Services Inc.	43,200	974
*	Spark Therapeutics Inc.	19,020	951
*	Dyax Corp.	54,400	822
*	Prothena Corp. plc	33,894	767
*	OraSure Technologies Inc.	82,200	755
	Phibro Animal Health Corp. Class A	25,600	700
*	Cytokinetics Inc.	88,400	627
	Chemed Corp.	6,006	607
	HealthSouth Corp.	12,200	538
*	Merge Healthcare Inc.	142,900	529
*	CTI BioPharma Corp.	239,600	527
*	Ophthotech Corp.	7,400	416
*	Alder Biopharmaceuticals Inc.	13,025	353
*	Surgical Care Affiliates Inc.	10,100	326
*	Myriad Genetics Inc.	8,000	299
*	Progenics Pharmaceuticals Inc.	31,800	190
*	HealthStream Inc.	5,700	161
*	Skilled Healthcare Group Inc.	18,200	151
*	Entellus Medical Inc.	6,800	147

* Flex Pharma Inc.	9,300	137
		2,110,519
Industrials (16.6%)
* Clean Harbors Inc.	1,439,434	68,114
MSC Industrial Direct Co. Inc. Class A	807,119	60,590
AO Smith Corp.	905,710	53,808
* Advisory Board Co.	1,086,565	50,938
HEICO Corp. Class A	1,018,374	48,037
* JetBlue Airways Corp.	2,813,930	47,246
2 John Bean Technologies Corp.	1,527,093	46,103
* Armstrong World Industries Inc.	901,545	45,708
Waste Connections Inc.	1,004,380	43,409
Pentair plc	688,910	42,582
Acuity Brands Inc.	282,980	42,416
ManpowerGroup Inc.	574,080	41,839
* WageWorks Inc.	737,715	40,604
* IHS Inc. Class A	346,900	39,939
Watsco Inc.	357,565	38,925
* Stericycle Inc.	295,840	38,841
* Generac Holdings Inc.	863,791	37,782
* WESCO International Inc.	543,715	36,298
Ryder System Inc.	438,030	36,265
* Middleby Corp.	378,716	35,986
EnerSys	604,465	35,289
* Swift Transportation Co.	1,413,850	34,752
* Huron Consulting Group Inc.	456,700	34,353
Watts Water Technologies Inc. Class A	575,979	33,770
* Teledyne Technologies Inc.	348,043	33,078
Corporate Executive Board Co.	482,591	33,067
* TASER International Inc.	1,205,079	32,549
* Orbital Sciences Corp.	1,137,450	31,951
* American Woodmark Corp.	769,419	31,646
AMETEK Inc.	656,380	31,441
* Trex Co. Inc.	718,145	30,543
* Esterline Technologies Corp.	260,280	29,175
* UTi Worldwide Inc.	2,393,990	28,417
RBC Bearings Inc.	477,194	27,696
Kennametal Inc.	858,554	26,976
Robert Half International Inc.	433,280	25,156
* B/E Aerospace Inc.	406,427	23,707
* On Assignment Inc.	674,441	23,693
Carlisle Cos. Inc.	251,635	22,567
^ Greenbrier Cos. Inc.	424,492	22,044
Herman Miller Inc.	745,965	21,670
* Quanta Services Inc.	778,920	20,626
* United Rentals Inc.	233,376	19,335
Flowserve Corp.	342,870	18,683
Chicago Bridge & Iron Co. NV	501,365	17,302
* Proto Labs Inc.	264,736	17,046
* Genesee & Wyoming Inc. Class A	193,030	15,915
Tennant Co.	231,896	15,122
Mobile Mini Inc.	414,407	15,043
* DXP Enterprises Inc.	360,136	14,773
* Verisk Analytics Inc. Class A	218,200	14,041
* NCI Building Systems Inc.	880,883	13,592
Kaman Corp.	350,827	13,338
* Sensata Technologies Holding NV	246,618	12,163

* Rush Enterprises Inc. Class A	400,058	11,202
* Astronics Corp.	181,380	10,101
* Saia Inc.	238,011	10,023
Knight Transportation Inc.	347,480	9,900
Towers Watson & Co. Class A	72,700	8,615
* TriNet Group Inc.	246,497	8,176
Columbus McKinnon Corp.	321,272	8,048
Nordson Corp.	106,279	7,743
NN Inc.	334,353	7,707
* Rexnord Corp.	302,276	7,481
Exponent Inc.	90,422	7,246
Expeditors International of Washington Inc.	163,906	7,159
KAR Auction Services Inc.	208,030	7,096
Woodward Inc.	155,676	6,945
* Roadrunner Transportation Systems Inc.	338,669	6,882
* CAI International Inc.	323,546	6,785
* Polypore International Inc.	142,674	6,380
MSA Safety Inc.	131,277	5,732
* Kirby Corp.	76,720	5,561
Ritchie Bros Auctioneers Inc.	211,813	5,295
Heartland Express Inc.	203,869	5,237
Alaska Air Group Inc.	76,748	5,209
* Paylocity Holding Corp.	186,657	4,398
Cintas Corp.	55,700	4,384
* Spirit AeroSystems Holdings Inc. Class A	94,200	4,243
Huntington Ingalls Industries Inc.	35,200	4,104
IDEX Corp.	54,150	3,918
* Spirit Airlines Inc.	47,100	3,492
* Echo Global Logistics Inc.	132,100	3,487
Deluxe Corp.	52,409	3,403
Trinity Industries Inc.	128,400	3,399
Lennox International Inc.	34,000	3,343
Pitney Bowes Inc.	131,300	3,149
Lincoln Electric Holdings Inc.	44,300	3,008
Allison Transmission Holdings Inc.	93,100	2,916
Mueller Water Products Inc. Class A	283,700	2,902
Allegion plc	47,900	2,587
* Meritor Inc.	201,200	2,575
* Korn/Ferry International	85,200	2,428
Aircastle Ltd.	120,700	2,421
* Hawaiian Holdings Inc.	119,800	2,329
Douglas Dynamics Inc.	94,900	1,916
Toro Co.	27,800	1,805
McGrath RentCorp	58,176	1,767
* Avis Budget Group Inc.	29,200	1,673
* Power Solutions International Inc.	33,200	1,468
* TrueBlue Inc.	62,845	1,386
ITT Corp.	38,700	1,386
* DigitalGlobe Inc.	50,300	1,353
Primoris Services Corp.	72,000	1,352
Quanex Building Products Corp.	36,800	693
Hyster-Yale Materials Handling Inc.	10,300	645
* Enphase Energy Inc.	43,700	541
Harsco Corp.	34,000	502
* Blount International Inc.	31,300	485
Argan Inc.	15,300	465
* PAM Transportation Services Inc.	7,500	434

	HNI Corp.	5,800	286
*	Hudson Technologies Inc.	78,511	265
*	Moog Inc. Class A	2,200	155
			1,961,535
Information Technology (23.6%)
*	Alliance Data Systems Corp.	353,873	102,209
*	Cadence Design Systems Inc.	4,448,350	80,026
*	Bankrate Inc.	5,147,864	64,245
*	Demandware Inc.	1,194,778	63,992
*	Ultimate Software Group Inc.	432,299	63,985
*	Dealertrack Technologies Inc.	1,364,880	54,868
	Belden Inc.	648,085	53,752
*	Microsemi Corp.	1,823,130	50,792
*	Silicon Laboratories Inc.	1,106,789	48,433
	Teradyne Inc.	2,598,710	47,037
*	Rogers Corp.	617,963	45,643
*	Euronet Worldwide Inc.	986,000	44,755
*	Cardtronics Inc.	1,323,270	44,475
*	TiVo Inc.	4,226,090	44,205
*	Proofpoint Inc.	863,678	43,184
*	CoStar Group Inc.	228,507	42,162
*	ON Semiconductor Corp.	4,046,200	40,502
*	Ciena Corp.	2,047,620	37,922
*	WEX Inc.	405,800	37,354
*	Mellanox Technologies Ltd.	846,035	37,242
*	Atmel Corp.	4,393,655	36,599
*	WNS Holdings Ltd. ADR	1,594,630	35,879
*	Electronics For Imaging Inc.	898,946	34,744
*	VeriFone Systems Inc.	1,104,110	34,658
*	SPS Commerce Inc.	579,404	34,359
*	Acxiom Corp.	1,835,750	33,411
	IAC/InterActiveCorp	534,044	32,550
*	Red Hat Inc.	507,100	32,348
	Power Integrations Inc.	626,020	32,290
	Convergys Corp.	1,661,631	31,837
	Methode Electronics Inc.	859,765	31,098
*	Finisar Corp.	1,674,635	30,378
*	F5 Networks Inc.	268,435	29,963
*	Ruckus Wireless Inc.	2,785,200	29,495
	FactSet Research Systems Inc.	199,650	28,668
*	PTC Inc.	847,659	28,320
*	Cavium Inc.	463,212	27,241
*	HomeAway Inc.	1,053,185	26,846
*,^ SunPower Corp. Class A		1,083,230	26,127
*	Palo Alto Networks Inc.	199,306	25,190
*	Pandora Media Inc.	1,491,249	24,755
*	First Solar Inc.	583,588	24,697
*	Super Micro Computer Inc.	670,102	24,506
	SS&C Technologies Holdings Inc.	434,598	24,046
*	Aruba Networks Inc.	1,422,600	23,587
	Littelfuse Inc.	236,085	23,311
	Intersil Corp. Class A	1,628,095	23,298
*	Radware Ltd.	1,209,700	23,275
*	Constant Contact Inc.	605,616	22,904
	j2 Global Inc.	393,656	22,612
*	Infoblox Inc.	1,194,600	22,303
*	Cognex Corp.	598,100	21,980

*	Verint Systems Inc.	372,850	19,903
*	Manhattan Associates Inc.	429,451	19,171
*	Semtech Corp.	752,852	19,168
*	Tyler Technologies Inc.	179,989	19,093
*,^ Stratasys Ltd.		239,508	19,038
*	Syntel Inc.	435,494	18,835
*	Akamai Technologies Inc.	319,549	18,583
	MAXIMUS Inc.	329,664	18,369
	Monolithic Power Systems Inc.	382,934	18,186
*	comScore Inc.	425,841	17,698
*	Fortinet Inc.	590,600	17,656
*	Gigamon Inc.	948,085	17,454
*	Qlik Technologies Inc.	611,300	17,361
^	Cypress Semiconductor Corp.	1,113,040	16,395
*	Informatica Corp.	387,085	16,136
*	Aspen Technology Inc.	450,945	15,939
*	GrubHub Inc.	433,100	14,912
*	Gartner Inc.	173,113	14,580
	MercadoLibre Inc.	114,200	14,154
	Brocade Communications Systems Inc.	1,269,100	14,112
	Solera Holdings Inc.	271,549	14,012
*	PROS Holdings Inc.	575,300	13,974
*	Virtusa Corp.	369,677	13,848
*,^ VASCO Data Security International Inc.		640,665	13,774
	Brooks Automation Inc.	1,025,722	13,242
*	Nanometrics Inc.	826,028	12,836
	Heartland Payment Systems Inc.	249,485	12,417
*	SolarWinds Inc.	254,926	12,275
*	LivePerson Inc.	1,135,723	12,152
*	Imperva Inc.	288,400	12,044
*	Entegris Inc.	926,064	12,039
	FLIR Systems Inc.	391,600	11,826
*	Polycom Inc.	870,250	11,574
*	LinkedIn Corp. Class A	49,862	11,206
*	Guidewire Software Inc.	211,500	10,596
*	Riverbed Technology Inc.	510,000	10,496
	Microchip Technology Inc.	229,500	10,350
*	Integrated Device Technology Inc.	548,373	10,030
*,^ InvenSense Inc.		652,400	9,636
*,^ Endurance International Group Holdings Inc.		547,860	9,210
*	Sonus Networks Inc.	471,520	8,997
*	Progress Software Corp.	355,000	8,893
*	Diodes Inc.	323,485	8,550
*,^ TrueCar Inc.		469,778	8,259
*	Inphi Corp.	419,834	8,229
*	IPG Photonics Corp.	108,000	8,061
*	Allot Communications Ltd.	878,400	7,914
*	EPAM Systems Inc.	153,300	7,501
*	II-VI Inc.	412,366	7,089
*	Cimpress NV	87,114	7,017
*	Tableau Software Inc. Class A	86,800	7,010
*	Trimble Navigation Ltd.	289,900	6,911
*,^ FireEye Inc.		195,500	6,610
*	Synchronoss Technologies Inc.	149,400	6,345
	FEI Co.	74,800	6,150
	Blackbaud Inc.	133,866	5,851
	National Instruments Corp.	189,100	5,688

	Information Services Group Inc.	1,406,173	5,653
	Monotype Imaging Holdings Inc.	184,089	5,401
*	Qorvo Inc.	63,957	4,724
*	ANSYS Inc.	58,100	4,687
*,^ Care.com Inc.		576,757	4,597
	Skyworks Solutions Inc.	54,600	4,535
	Broadridge Financial Solutions Inc.	93,300	4,477
*	Perficient Inc.	235,000	4,230
*	WebMD Health Corp.	104,668	4,056
*	Entropic Communications Inc.	1,512,830	3,918
*	Freescale Semiconductor Ltd.	121,800	3,909
	Jack Henry & Associates Inc.	62,900	3,860
*,^ Cree Inc.		104,400	3,692
*	CommScope Holding Co. Inc.	127,117	3,573
*	Shutterstock Inc.	62,475	3,517
	CDW Corp.	102,100	3,498
	Booz Allen Hamilton Holding Corp.	118,941	3,462
*	ARRIS Group Inc.	131,100	3,437
*	PDF Solutions Inc.	203,350	3,380
	DST Systems Inc.	33,996	3,287
*	Blackhawk Network Holdings Inc.	91,000	3,036
	Science Applications International Corp.	61,100	2,980
*	Take-Two Interactive Software Inc.	99,200	2,948
*	Envestnet Inc.	54,382	2,799
*	AVG Technologies NV	141,400	2,797
*	ChannelAdvisor Corp.	284,909	2,701
*	Plexus Corp.	65,500	2,482
*	Cornerstone OnDemand Inc.	74,700	2,461
*	Anixter International Inc.	31,931	2,406
*	RealPage Inc.	133,310	2,401
*,^ Advanced Micro Devices Inc.		882,900	2,269
*	Nimble Storage Inc.	95,000	2,131
*	Sykes Enterprises Inc.	89,000	2,004
*	Cvent Inc.	79,309	1,981
*	Glu Mobile Inc.	524,300	1,840
	Pegasystems Inc.	91,400	1,789
	Diebold Inc.	52,400	1,635
*	Amkor Technology Inc.	197,500	1,254
*	E2open Inc.	201,187	1,185
	CSG Systems International Inc.	44,500	1,091
*,^ Ambarella Inc.		16,900	935
*	Quantum Corp.	482,000	762
*	Synaptics Inc.	9,900	760
*	MicroStrategy Inc. Class A	4,400	711
*	iGATE Corp.	8,800	311
	QAD Inc. Class A	15,700	304
*	Callidus Software Inc.	16,199	242
*	ePlus Inc.	3,400	229
*	TeleTech Holdings Inc.	7,200	159
*	Angie's List Inc.	26,900	123
*	ShoreTel Inc.	16,200	115
	Hackett Group Inc.	14,100	107
*,^ Arista Networks Inc.		1,600	101
			2,790,355
Materials (5.7%)
*	Graphic Packaging Holding Co.	6,065,204	87,824
	Ball Corp.	858,665	54,379

	Minerals Technologies Inc.	803,770	52,510
	Smurfit Kappa Group plc	1,852,536	45,165
	Ashland Inc.	336,465	39,878
	PolyOne Corp.	1,106,765	39,390
	Sensient Technologies Corp.	624,080	38,069
	KapStone Paper and Packaging Corp.	1,160,894	34,676
*	Constellium NV Class A	1,834,245	33,768
	OM Group Inc.	1,051,300	29,436
	Methanex Corp.	635,890	28,043
*	WR Grace & Co.	316,690	27,451
	Allegheny Technologies Inc.	871,180	24,855
	Steel Dynamics Inc.	1,437,480	24,495
	Worthington Industries Inc.	662,525	19,829
	Schweitzer-Mauduit International Inc.	366,714	14,251
	Eagle Materials Inc.	166,284	11,843
	FMC Corp.	194,515	11,185
	Scotts Miracle-Gro Co. Class A	174,700	11,081
	Airgas Inc.	79,700	8,977
	Balchem Corp.	115,521	6,119
	Valspar Corp.	69,712	5,816
	Sealed Air Corp.	123,800	5,014
	Quaker Chemical Corp.	54,515	4,302
	Packaging Corp. of America	55,293	4,194
	Avery Dennison Corp.	57,200	2,990
*	Stillwater Mining Co.	201,300	2,752
*	Berry Plastics Group Inc.	72,500	2,452
	International Flavors & Fragrances Inc.	17,600	1,868
	Westlake Chemical Corp.	29,400	1,685
	Silgan Holdings Inc.	25,800	1,326
*	Ferro Corp.	115,600	1,287
	NewMarket Corp.	2,773	1,247
*	Owens-Illinois Inc.	29,100	679
*	Century Aluminum Co.	22,900	529
*	Advanced Emissions Solutions Inc.	33,600	356
			679,721
Other (0.8%)
^,3 Vanguard Small-Cap Growth ETF		463,200	57,803
^	iShares Russell 2000 ETF	214,010	24,761
*	Dropbox Private Placement	378,066	7,222
*	Pure Storage Inc. Private Placement	437,384	6,878
			96,664
Telecommunication Services (0.7%)
*	Vonage Holdings Corp.	9,148,921	38,426
*	SBA Communications Corp. Class A	296,575	34,610
*	8x8 Inc.	480,226	3,703
	Inteliquent Inc.	107,200	1,803
*	FairPoint Communications Inc.	99,400	1,487
*	Level 3 Communications Inc.	23,300	1,159
	IDT Corp. Class B	28,000	598
*	Cincinnati Bell Inc.	171,800	503
*	General Communication Inc. Class A	9,900	145
			82,434
Utilities (0.4%)
	ITC Holdings Corp.	1,078,310	45,871

American States Water Co.			55,200	2,188
				48,059
Total Common Stocks (Cost $8,984,990)				11,358,586
	Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.4%)
[4,5] Vanguard Market Liquidity Fund	0.133%		638,555,053	638,555

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc.
(Dated 1/30/15, Repurchase Value
$21,100,000, collateralized by U.S.
Treasury Note\Bond, 2.125%, 9/30/21, with
a value of $21,522,000)	0.050%	2/2/15	21,100	21,100

U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.170%	6/17/15	1,500	1,499
8 Federal Home Loan Bank Discount Notes	0.060%	2/3/15	100	100
[7,8] Federal Home Loan Bank Discount Notes	0.075%	2/4/15	1,000	1,000
[7,8] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	1,900	1,899
[7,8] Federal Home Loan Bank Discount Notes	0.130%	7/24/15	6,000	5,995
				10,493
Total Temporary Cash Investments (Cost $670,149)				670,148
Total Investments (101.7%) (Cost $9,655,139)				12,028,734
Other Assets and Liabilities-Net (-1.7%)[5]				(205,147)
Net Assets (100%)				11,823,587

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $124,565,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 4.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $129,260,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $7,595,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Explorer Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,279,612	64,874	14,100
Temporary Cash Investments	638,555	31,593	—

Explorer Fund

Futures Contracts—Liabilities[1]	(3,797)	—	—
Total	11,914,370	96,467	14,100
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	1,136	131,912	(3,465)
E-mini S&P MidCap 400 Index	March 2015	234	33,495	(549)
				(4,014)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
American Woodmark Corp.	32,677	513	1,665	—	—	NA2
eHealth Inc.	36,335	—	1,891	—	—	14,135
John Bean Technologies Corp.	NA3	8,909	1,045	136	—	46,103

Explorer Fund

Vanguard Market Liquidity Fund	453,977	NA4	NA4	12	—	638,555
Vanguard Small-Cap Growth	57,914	—	—	580	—	57,803
ETF
Total	580,903			728	—	756,596

1 Includes net realized gain (loss) on affiliated investment securities sold of ($281,000).
2 Not applicable—at January 31, 2015, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—at October 31, 2014, the issuer was not an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

G. At January 31, 2015, the cost of investment securities for tax purposes was $9,655,139,000. Net unrealized appreciation of investment securities for tax purposes was $2,373,595,000, consisting of unrealized gains of $2,841,361,000 on securities that had risen in value since their purchase and $467,766,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2015
VANGUARD EXPLORER FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.